Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue.
Schedule of Revenue

	2022	2021
Commodity
Gold(1)	$723.1	$750.6
Silver	139.9	172.7
Platinum group metals(1)	56.7	72.4
Iron ore(2)	55.5	89.6
Other mining assets	6.9	5.2
Mining	$982.1	$1,090.5
Oil	$156.0	$108.1
Gas	150.9	79.8
Natural gas liquids	26.7	21.6
Energy	$333.6	$209.5
	$1,315.7	$1,300.0
Geography
South America	$361.8	$410.3
Central America & Mexico	298.0	318.9
United States	327.5	270.3
Canada(1)(2)	205.9	186.9
Rest of World	122.5	113.6
	$1,315.7	$1,300.0
Type
Revenue-based royalties	$496.0	$425.6
Streams(1)	690.0	748.5
Profit-based royalties	87.1	76.0
Other(2)	42.6	49.9
	$1,315.7	$1,300.0
1.	For the year ended December 31, 2022, revenue includes a loss of $0.4 million and gain of $1.1 million of provisional pricing adjustments for gold and platinum-group metals, respectively (2021 – loss of $0.4 million and gain of $0.1 million, respectively).
2.	For the year ended December 31, 2022, revenue includes dividend income of $14.8 million from the Company’s equity investment in LIORC (2021 – $30.2 million).